[Letterhead of Pacific Life]
CHARLENE GRANT
Assistant Vice President
Insurance Counsel
Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
Charlene.Grant@pacificlife.com
February 10, 2011
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644
Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company M’s Versatile Product IX Flexible Premium Life Insurance Policy Post-Effective Amendment No. 11, File No. 333-152224
Dear Sir or Madam:
On behalf of the Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached is an electronic filing of Post-Effective Amendment No. 11 to the Separate Account’s Registration Statement on Form N-6. This Registration Statement relates to a variable life insurance policy, designated as M’s Versatile Product IX Flexible Premium Variable Life Insurance Policy (“MVP IX”) (formerly designated as M’s Versatile Product VIII Flexible Premium Variable Life Insurance Policy (“MVP VIII”)), which is funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”).
Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).” MVP IX is based on, and is substantially similar to, the recently filed M’s Versatile Product VIII Flexible Premium Variable Life Insurance Policy (“MVP VIII”), File #333-152224, which went effective on May 1, 2010. This MVP IX filing is being made to incorporate a new optional benefit rider, namely the Scheduled Increase Rider, and to incorporate other non-material changes.
No fees are required in connection with this filing.
Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. Please contact me with any questions or comments.
Sincerely,

/s/ CHARLENE GRANT
Charlene Grant